Balance Sheets (Unaudited) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 228,653	$ 721,589
Accounts receivable net of allowance for doubtful accounts of $48,000	3,711,423	6,423,670
Due from factor without recourse		915,492
Inventory net of reserve of $619,000	8,119,175	5,281,445
Deposits on inventory	787,023	716,273
Prepaid and other	440,229	308,814
Deferred tax assets - current	857,500	857,500
Total current assets	14,144,003	15,224,783
Property and Equipment
Computer equipment and software	521,570	515,058
Vehicles	43,680	43,680
Office equipment and furniture	220,490	179,835
Leasehold improvements	95,455	47,381
Less: accumulated depreciation	(609,765)	(529,917)
Total property and equipment, net	271,430	256,037
Trademarks and patents, net of accumulated amortization of $44,692 and $40,318	132,694	132,168
Deposits	10,204	10,204
Total other assets	142,898	142,372
Total Assets	14,558,331	15,623,192
Current Liabilities
Accounts payable and accrued expenses	2,116,545	4,932,648
Line of credit	3,399,277	1,483,883
Total current liabilities	5,515,822	6,416,531
Total Liabilities	5,515,822	6,416,531
Stockholders' Equity
Common stock, $.001 par value; 172,744,750 shares authorized; 76,704,275 and 76,447,587 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	76,704	76,448
Additional paid-in capital	19,092,835	18,920,811
Accumulated deficit	(10,127,030)	(9,790,598)
Total Stockholders' Equity	9,042,509	9,206,661
Total Liabilities and Stockholders Equity	$ 14,558,331	$ 15,623,192